American Century Investments®
Quarterly Portfolio Holdings
American Century® Low Volatility ETF (LVOL)
November 30, 2022

American Century Low Volatility ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 4.1%
General Dynamics Corp.	1,061	267,786
Lockheed Martin Corp.	129	62,589
Raytheon Technologies Corp.	200	19,744
		350,119
Banks — 3.5%
Bank of America Corp.	1,752	66,313
JPMorgan Chase & Co.	600	82,908
Prosperity Bancshares, Inc.	722	54,562
U.S. Bancorp	1,015	46,071
Wells Fargo & Co.	1,037	49,724
		299,578
Beverages — 5.6%
Coca-Cola Co.	5,351	340,377
PepsiCo, Inc.	768	142,472
		482,849
Biotechnology — 0.8%
Sarepta Therapeutics, Inc.(1)	352	43,229
Seagen, Inc.(1)	183	22,214
		65,443
Capital Markets — 3.6%
FactSet Research Systems, Inc.	150	69,193
Moody's Corp.	117	34,898
MSCI, Inc.	44	22,345
SEI Investments Co.	2,193	136,580
T. Rowe Price Group, Inc.	384	47,965
		310,981
Chemicals — 4.2%
Dow, Inc.	498	25,383
Linde PLC(1)	860	289,373
LyondellBasell Industries NV, Class A	474	40,295
		355,051
Commercial Services and Supplies — 3.6%
Cintas Corp.	243	112,212
Republic Services, Inc.	614	85,524
Waste Management, Inc.	673	112,876
		310,612
Communications Equipment — 3.9%
Cisco Systems, Inc.	6,635	329,892
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	312	99,403
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	1,410	54,962
Electronic Equipment, Instruments and Components — 4.6%
Amphenol Corp., Class A	2,160	173,729
Keysight Technologies, Inc.(1)	172	31,113
TE Connectivity Ltd.	1,517	191,324
		396,166

Equity Real Estate Investment Trusts (REITs) — 3.3%
First Industrial Realty Trust, Inc.	1,495	75,572
Mid-America Apartment Communities, Inc.	920	151,690
National Retail Properties, Inc.	709	32,869
WP Carey, Inc.	306	24,113
		284,244
Food and Staples Retailing — 2.1%
Costco Wholesale Corp.	280	150,990
Walmart, Inc.	192	29,265
		180,255
Food Products — 2.7%
Darling Ingredients, Inc.(1)	311	22,339
Hershey Co.	117	27,515
Mondelez International, Inc., Class A	2,645	178,828
		228,682
Health Care Equipment and Supplies — 9.1%
Abbott Laboratories	2,470	265,723
Becton Dickinson and Co.	190	47,375
Edwards Lifesciences Corp.(1)	726	56,083
Medtronic PLC	2,704	213,724
Stryker Corp.	823	192,491
		775,396
Hotels, Restaurants and Leisure — 3.0%
McDonald's Corp.	786	214,413
Starbucks Corp.	435	44,457
		258,870
Household Products — 4.6%
Colgate-Palmolive Co.	945	73,219
Procter & Gamble Co.	2,157	321,738
		394,957
Industrial Conglomerates — 1.1%
3M Co.	261	32,878
Honeywell International, Inc.	134	29,420
Roper Technologies, Inc.	80	35,111
		97,409
Insurance — 8.9%
Aflac, Inc.	643	46,251
Arch Capital Group Ltd.(1)	793	47,509
Arthur J Gallagher & Co.	127	25,287
Brown & Brown, Inc.	287	17,102
Chubb Ltd.	848	186,212
Hartford Financial Services Group, Inc.	1,045	79,807
Marsh & McLennan Cos., Inc.	950	164,521
Travelers Cos., Inc.	558	105,914
WR Berkley Corp.	1,168	89,095
		761,698
Interactive Media and Services — 1.3%
Alphabet, Inc., Class A(1)	1,100	111,089
IT Services — 5.7%
Accenture PLC, Class A	446	134,215
Amdocs Ltd.	1,345	119,517
Cognizant Technology Solutions Corp., Class A	950	59,099
Visa, Inc., Class A	813	176,421
		489,252

Life Sciences Tools and Services — 0.5%
Danaher Corp.	160	43,746
Machinery — 5.3%
Dover Corp.	1,008	143,085
IDEX Corp.	247	58,660
Illinois Tool Works, Inc.	434	98,722
Nordson Corp.	467	110,441
Parker-Hannifin Corp.	71	21,225
Snap-on, Inc.	107	25,744
		457,877
Media — 1.0%
Comcast Corp., Class A	2,388	87,496
Multi-Utilities — 0.6%
NiSource, Inc.	1,842	51,465
Oil, Gas and Consumable Fuels — 3.4%
Chevron Corp.	611	112,002
Exxon Mobil Corp.	1,570	174,804
		286,806
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	351	28,178
Eli Lilly & Co.	125	46,385
Johnson & Johnson	429	76,362
Merck & Co., Inc.	963	106,046
Zoetis, Inc.	319	49,171
		306,142
Semiconductors and Semiconductor Equipment — 1.3%
Broadcom, Inc.	202	111,308
Software — 3.0%
Dolby Laboratories, Inc., Class A	582	43,574
Microsoft Corp.	769	196,203
Synopsys, Inc.(1)	55	18,675
		258,452
Specialty Retail — 0.8%
Home Depot, Inc.	130	42,119
O'Reilly Automotive, Inc.(1)	30	25,936
		68,055
Technology Hardware, Storage and Peripherals — 1.9%
Apple, Inc.	1,108	164,017
Trading Companies and Distributors — 0.2%
Fastenal Co.	321	16,535
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.(1)	171	25,900
TOTAL COMMON STOCKS (Cost $7,801,371)		8,514,707
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $44,282)	44,282	44,282
TOTAL INVESTMENT SECURITIES—99.9% (Cost $7,845,653)		8,558,989
OTHER ASSETS AND LIABILITIES — 0.1%		11,360
TOTAL NET ASSETS — 100.0%		$8,570,349

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.